Investment Objectives and Goals	Jan. 22, 2026
CoinShares Bitcoin and Ether ETF
Prospectus [Line Items]
Risk/Return [Heading]	CoinShares Bitcoin and Ether ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
CoinShares Bitcoin Mining ETF
Prospectus [Line Items]
Risk/Return [Heading]	CoinShares Bitcoin Mining ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with total return.